Segmented Financial Information - Assets By Segment (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 4,834,643	$ 3,408,096
Operating segments | Canada
Disclosure of operating segments [line items]
Assets	2,658,281	1,646,412
Operating segments | U.S.
Disclosure of operating segments [line items]
Assets	2,152,323	1,737,533
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	$ 24,039	$ 24,151